CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 77,543	$ 51,517	$ 77,697
Cost of revenues	43,049	31,059	44,163
Gross profit	34,494	20,458	33,534
Operating expenses:
Research and development, net	4,604	4,409	4,041
Selling and marketing	17,130	12,781	16,528
General and administrative	8,898	7,787	7,408
Impairment of goodwill and other intangible assets	2,439
Total operating expenses	33,071	24,977	27,977
Operating income (loss)	1,423	(4,519)	5,557
Financial expenses (income), net	(1,979)	(59)	472
Income (loss) before income taxes	3,402	(4,460)	5,085
Taxes on income	82	69	991
Net income (loss)	3,320	(4,529)	4,094
Less - loss attributable to non-controlling interests	90	66
Net income (loss) attributable to Magal shareholders'	$ 3,410	$ (4,463)	$ 4,094
Basic and diluted income (loss) per share	$ 0.21	$ (0.28)	$ 0.26